Intangible Assets (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Merchant Portfolios	$ 2,190,000	$ 2,190,000
Less Accumulated Amortization	(311,218)	(208,571)
Residual Portfolios, net	1,878,782	1,981,429
Trade name	2,500,000	2,500,000
Less Accumulated Amortization	(458,333)	(333,333)
Net trade name	$ 3,920,449
Predecessor [Member]
Merchant Portfolios			2,540,690
Less Accumulated Amortization			(756,158)
Residual Portfolios, net			1,784,532
Trade name
Less Accumulated Amortization
Net trade name